Share-Based Compensation - Stock Option Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Number of shares
Outstanding, Beginning of period	658,973	577,581	577,581
Granted	254,744		248,208
Exercised			0
Forfeited	(186,173)		(125,526)
Expired	(79,923)		(41,290)
Outstanding, Ending of period	647,621		658,973	577,581
Vested and exercisable at December 31, 2025	423,601		357,766
Vested or expected to vest at December 31, 2025	647,621		658,973
Weighted average exercise price per share
Outstanding, Beginning of period	$ 44.2	$ 77.56	$ 77.56
Granted	7		7.78
Forfeited	11.52		82.56
Expired	73.84		175.24
Outstanding, Ending of period	35.3		44.2	$ 77.56
Vested and exercisable at December 31, 2025	48.76		78.82
Vested or expected to vest at December 31, 2025	$ 35.3		$ 44.2
Weighted average remaining contractual term (years)
Outstanding	6 years 2 months 12 days		7 years 1 month 6 days	7 years 6 months
Vested and exercisable at December 31, 2025	4 years 7 months 6 days		5 years 7 months 6 days
Vested or expected to vest at December 31, 2025	6 years 2 months 12 days		7 years 1 month 6 days
Weighted average grant date fair value of options granted	$ 5.31	$ 6.02	$ 6.07	$ 20.2
Aggregate intrinsic value of options outstanding			$ 0.9
Aggregate intrinsic value of options exercisable			$ 0.2
Exercise of stock options (in shares)			0
Unrecognized compensation expense related to unvested stock option awards	$ 1.6		$ 3.0
Weighted average period for recognition	2 years 2 months 12 days		2 years 2 months 12 days